Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and pursuant to the rules and regulations of the Securities Exchange Commission ("SEC").

Principles of consolidation

The consolidated financial statements include the accounts of the Company, its subsidiaries and their VIEs. All intercompany transactions and balances are eliminated in consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Company evaluates each of its interests in an entity to determine whether or not the investee is a VIE and, if so, whether the Company is the primary beneficiary of such VIE. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE. The Company has determined that Puhui Beijing is a VIE subject to consolidation and Puhui Cayman is the primary beneficiary.

In February 2015, the FASB issued Accounting Standards Update ("ASU") 2015-02, "Amendments to the Consolidation Analysis". The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships.

Under ASU 2015-02, the service fees the Company earns, including carried interest earned in the capacity of general partner or fund manager, are commensurate with the level of effort required to provide such services and are at arm's length and therefore are not deemed as variable interests.

The Company evaluates its variable interest in each of the limited partnerships upon establishment, and re-evaluates its variable interest in these limited partnerships after funds are received from new limited partners and the investment funds are officially formed in accordance with the rules and regulations in China.

To evaluate whether the investment funds in the legal form of limited partnerships the Company managed as general partner are VIEs or not, the Company firstly assessed whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it's assessed to be a VIE, the Company further assesses whether there is any interest that may constitute a variable interest.

Beijing Ruying Consulting Center (LP) ("Beijing Ruying") was set up in November 2017 as an investment fund for asset management purpose. It received capital contributions of RMB33,600,000 (approximately $4.9 million) from 20 limited partners. The limited partners do not have kick out rights nor participating rights. We did not make any capital contribution. As the general partner, we have the authority to make investment decisions mainly to develop, manage and market financial products for Beijing Ruying which are the most significant activities that most impact the economic performance of Beijing Ruying. The management fees are compensation for the asset management services the Company provided to Beijing Ruiying and the management fee rate is comparable to fees that fund managers receive in the asset management industry in China. Consequently, the management fees are considered to be commensurate with the level of effort required to provide those services. The Company is not deemed a primary beneficiary as the general partner is not obligated to absorb losses or receive benefits of the VIE that could potentially be significant to the entity and therefore Beijing Ruying in not consolidated.

Xinyu Jiji was incorporated on September 8, 2017 with registered capital of $1,677,699 (RMB 11,000,000). Upon establishment, it was considered the Company's VIE and thus was consolidated by the Company since Qingdao Puhui is a general partner in Xinyu Jiji Investment Center (LP) and Beijing Puhui has invested approximately $1 million which accounted for 63.6% of the total interests in the fund making the Company the primary beneficiary of Xinyu Jiji. Starting January 8, 2018, Xinyu Jiji has admitted more limited partners thus reducing the Company's ownership in the fund to around approximately 8.3%. Two other limited partners collectively owned more than 33% and the rest of the 15 limited partners own the remaining 58.7% of the fund. The Company reevaluated the VIE model and concluded the Company is not a primary beneficiary after Xinyu Jiji admitted more limited partners as of January 8, 2018. As a result, Xinyu Jiji was deconsolidated by the Company since January 8, 2018.

Liquidity

In assessing the Company's liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company's liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. As of June 30, 2019, the Company's working capital was approximately $7.4 million and the Company had cash of approximately $2.0 million. Although the Company believes that it can realize its current assets in the normal course of business, the Company's ability to repay its current obligations will depend on the future realization of its current assets and the future operating revenues generated from its operations.

The Company expects to realize the balance of its current assets within the normal operating cycle of a twelve month period. If the Company is unable to realize its current assets within the normal operating cycle of a twelve month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	the Company will continuously seek equity financing to support its working capital;

●	other available sources of financing from PRC banks and other financial institutions; and

●	financial support and credit guarantee commitments from the Company's related parties.

Based on the above considerations, the Company's management is of the opinion that it has sufficient funds to meet the Company's working capital requirements and current liabilities as they become due one year from the date of this report. However, there is no assurance that management will be successful in their plans. There are a number of factors that could potentially arise that could undermine the Company's plans, such as changes in the demand for the Company's products or installations, PRC government policy, economic conditions, and competitive pricing in the industries that the Company operates in.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company's consolidated financial statements include, but are not limited to, allowance for doubtful accounts, the useful lives of property and equipment, recoverability of long-lived assets, provision for income taxes, and valuation allowance of deferred tax assets. Actual results could differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People's Bank of China at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive loss amounted to $251,958 and $7,320 as of June 30, 2019 and June 30, 2019, 2018, respectively. The balance sheet amounts, with the exception of shareholders' equity at June 30, 2019 and June 30, 2018 were translated at 6.87 RMB and 6.62 RMB to $1.00, respectively. The shareholders' equity accounts were stated at their historical rates. The average translation rates applied to statement of income accounts for the years ended June 30, 2019 and 2018 were 6.82 RMB and 6.51 RMB, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Revenue recognition

On July 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption. Accordingly, revenue for the year ended June 30, 2019 was presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Those types of revenues are accounted for as contracts with customers. Under the guidance of ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligation. Revenues are recorded, net of sales related taxes and surcharges.

The adoption of ASC 606 did not significantly change (i) the timing and pattern of revenue recognition for all of the Group's revenue streams, and (ii) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Company's financial position, results of operations, equity or cash flows as of the adoption date and for the year ended June 30, 2019.

Transaction Price Allocation

At times, the Company enters into contracts that provides wealth management advisory, recurring services and other services to funds that it serves as general partner/co-general partner or fund manager.

Each of the wealth management service, recurring service, and other service represent a separate performance obligation. The Company allocate the total consideration among various performance obligations at inception of contracts based on their relative stand-alone selling price ("SSP"). The Company has observable SSP for its wealth management marketing services and other services for certain products as it provides such services separately to other similar customers. The Company has not sold its recurring services separately. The Company adopts either the adjusted market assessment approach or the residual approach when the SSP is not directly observable and is either highly variable or uncertain. Revenue for the respective performance obligation is recognized in the same manner as described above.

One-time commissions

The Company enters into financial advisory service agreements with product providers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a financial product, the Company earns a one-time commission from product providers, calculated as a percentage of the value of the financial products purchased by its clients. The Company defines the "establishment of a financial product" for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Company's client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of financial product or loan issuance. Revenue is recorded upon the establishment of the financial product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies.

Subscription fees

A one-time subscription fee is charged on funds that the Company manages as stipulated in the fund agreement for fund formation services the Company provides and for distribution of products. These subscription fees are computed as a percentage of the investment received in the funds and recognized upon the establishment of the funds.

Recurring service fees

Recurring service fee arises from on-going services provided to product providers after the distribution of financial product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of either the contribution received or daily asset value of investments in the financial products purchased by the Company's clients, calculated from the establishment date of the financial product. As the Company provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring management fees

Recurring management fee arises from the fund management services provided to funds the Company manages. Management fees are computed as a percentage of the investment received in a fund per annum or a percentage of daily asset value and are recognized as earned over the specified contract period. Management fee received in advance of the specified contract period are recorded as deferred revenues. Management fees received in advance of the specified contract period are recorded as deferred revenues.

Performance-based income

In a typical arrangement in which the Company serves as fund manager, the Company is entitled to a performance-based fee or carried interest based on the extent by which the fund's investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically calculated and distributed at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions. The Company does not record any performance-based income until the end of the contract term.

Other service fees

Other service fees refer to revenue generated from consulting services provided to companies. Service fees are negotiated case by case, and are specified in agreements before services are provided. Revenue is recognized upon completion of the services and when collectability is reasonably assured.

Sales taxes: One-time commissions, recurring service fees, recurring management fees, and other service fees that are earned and received in the PRC are subject to a Chinese value-added tax ("VAT") at a rate of 3% to 6% of the gross proceeds or at a rate approved by the Chinese local government. One-time commissions, recurring service fees, recurring management fees, and other service fees that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 7% of the VAT.

Cash

Cash consists of demand deposits placed with banks which are unrestricted as to withdrawal and use.

Accounts receivable (including related parties)

Accounts receivable represented accounts due from the Company's product providers. An allowance for doubtful accounts may be established and recorded based on management's assessment of potential losses based on the credit history and relationships with the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was required as of June 30, 2019 and June 30, 2018.

Investments

The Company invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested and the Company's intent and ability to hold the investments to maturity.

The Company accounts for investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Company records investments in equity securities at their fair value. Where readily determinable fair value is not available, the Company measures the investment by using the investment cost minus any impairment, if necessary. Gains or losses are realized when such investments are sold. If the Company has influence in the private equity funds as in a general partner in a limited partnership, the equity method is used where investments are recorded at fair value.

The Company records investments in private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Company reviews its investments, for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Company's intent and ability to hold the investment to determine whether another-than-temporary impairment has occurred.

If the investment's fair value is less than the cost of an investment and the Company determines the impairment to be other-than-temporary, the Company recognizes an impairment loss based on the fair value of the investment. The Company recorded impairment charges of $5,628, $78,984 and $0 for the years ended June 30, 2019, 2018 and 2017, respectively.

Investment in affiliates

Affiliated companies are entities over which the Company does not have control. The Company accounts for equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. Under this method, the Company's share of profits or losses of affiliated companies is recognized in the statements of operations. The Company generally considers an ownership interest of 20% or higher to represent significant influence. The Company accounts for the investments in entities over which it has neither control nor significant influence, and no readily determinable fair value is available, using the investment cost minus any impairment, if necessary.

The Company also considers whether it has control over the funds that it serves as general partner or fund manager, and the Company also hold equity interest in those funds to the extent the risk and return is deemed acceptable.

Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence. These funds are not consolidated by the Company based on the facts that the Company is not the primary beneficiary of these funds, or substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of these funds to dissolve (liquidate) the funds or remove the Company as the general partner of the funds without cause. The equity method of accounting is accordingly used for investments by the Company in these funds.

Other receivables

Other receivables include non-trade related advances, such as employee advances, rental and other deposits. An allowance for doubtful accounts is established and recorded based on managements' assessment of potential losses based on the credit history and relationships with the parties. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. No allowance was required as of June 30, 2019 and 2018.

Loans receivable – related party

Loans receivable – related party represent demand loans to Beijing Sipaike Customer Management Consulting Co., Ltd., with 0.5% interest per month. Management regularly reviews the aging of receivables and changes in payment trends and records allowance when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2019, no allowance was deemed necessary.

Prepaid expenses

Prepaid expenses represented advance payments made to its vendors for certain services such as refundable deposits, insurance, consulting, communication, rent, and property management fee.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value. The estimated useful lives are as follows:

Useful Life
Office equipment and furnishing	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income (loss). Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible Assets, net

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Software	5 years

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2019 and June 30, 2018, no impairment of long-lived assets was recognized.

Customer deposits

Customer deposits represent the funds received from preferred investors to be invested in targeted financial products. These funds will be returned to investors with the contracted investment returns from the financial products upon maturity or exit of the investments. Pursuant to agreements with clients, the client pays a 1.5% service fee to the Company. If the total return of the investment is lower than 10%, clients will receive all proceed from liquidation of the investment. If the total return of the investment is higher than 10% upon liquidation of the investment, the Company is entitled to a contingent fee of 40% of the proceeds exceeding 10% of total return on investment. The Company is not obligated to provide any specific return. Any subsequent change in fair value of the investment held for on behalf of the customers will be attributable to the investors and adjusted through customer deposit.

Noncontrolling Interests

Noncontrolling interest consists of an aggregate of 9.7923% of the equity interest of Puhui Beijing and subsidiaries held by Beijing Synergetic and 40% interest of Beijing Haipeng, Beijing Jiahe, Shanghai Shengshi, Shanghai Shangying and a 43% interest of Beijing Haidai held by other investors. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interest consist of the following:

	June 30,	June 30,
	2019	2018
Beijing Synergetic	$239,683	$376,681
Beijing Haipeng	(176,258)	(71,624)
Beijing Jiahe	(220,831)	(142,493)
Shanghai Hengshi*	-	(20,978)
Shanghai Shengshi	(198,290)	(113,631)
Beijing Shanying	(103,147)	(26,418)
Beijing Haidai	(182,339)	(4,050)
Total noncontrolling interest	$(641,182)	$(2,513)

*	Disposed in June 2019.

Operating leases

The Company leases offices and dormitories under operating lease agreements. Certain lease agreements contain scheduled rent increases, tenant improvement allowances or free rent clauses during the term of the lease which are recorded as deferred rent liabilities. Deferred rent liabilities represent the cumulative amount charged to operations under these leases in excess of the amounts paid. Rent expense is amortized on a straight-line basis to operating expense over the applicable lease term.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets is for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes is accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2019, 2018 and 2017.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements. The Company considers the carrying amount of cash, accounts receivable, other receivables, short term held-to maturity investments, other payable and accrued liabilities, based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings per share

Basic earnings (loss) per share are computed by dividing income (loss) available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. As of June 30, 2019, there was no diluted shares.

Defined contribution plan

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees' respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $730,454, $393,242 and $614,923 for the years ended June 30, 2019, 2018 and 2017, respectively.

Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase the transparency and comparability about leases among entities. The new guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. ASU 2016-02 is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption assuming the Company will remain an emerging growth company at that date. Early adoption is permitted. In September 2017, the FASB issued ASU No. 2017-13, which to clarify effective dates that public business entities and other entities were required to adopt ASC Topic 842 for annual reporting. A public business entity that otherwise would not meet the definition of a public business entity except for a requirement to include or the inclusion of its financial statements or financial information in another entity's filing with the SEC adopting ASC Topic 842 for annual reporting periods beginning after December 15, 2019, and interim reporting periods within annual reporting periods beginning after December 15, 2020. ASU No. 2017-13 also amended that all components of a leveraged lease be recalculated from inception of the lease based on the revised after tax cash flows arising from the change in the tax law, including revised tax rates. The difference between the amounts originally recorded and the recalculated amounts must be included in income of the year in which the tax law is enacted. The Company adopted ASU 2016-02 on July 1, 2019. The adoption of ASU 2016-02 recognized additional operating liabilities of approximately $2.0 million, with corresponding right of use ("ROU") assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases with a term longer than 12 months.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The guidance largely aligns the accounting for share-based payment awards issued to employees and nonemployees, whereby the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The Company plans to adopt this update in the first quarter of fiscal year 2020. The ASU is required to be applied on a prospective basis to all new awards granted after the date of adoption. The Company does not expect adoption of the standard to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement" ("ASU 2018-13"). ASU 2018-13 removes, modifies and adds certain disclosure requirements in Topic 820 "Fair Value Measurement". ASU 2018-13 eliminates certain disclosures related to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The Company is currently evaluating the impact ASU 2018-13 will have on its consolidated financial statements.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities.  The amendments in this Update address those stakeholders' concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information.  ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning July 1, 2020. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company's audited consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation mainly reclassifying prepaid expenses to acquisition prepayment (see Note 7 and 8). These reclassifications have no effect on the reported revenues, net income or total assets.